Investments - Realized capital gains and losses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized capital gains and losses by asset type
Sales		$ 42	$ 54	$ (27)
Credit losses		(47)	(21)	(9)
Valuation of equity investments		266	297	(146)
Valuation and settlements of derivative instruments		5	11	7
Realized capital gains and losses	$ 4	266	341	(175)
Fixed income securities
Realized capital gains and losses by asset type
Realized capital gains and losses		54	25	(40)
Mortgage loans
Realized capital gains and losses by asset type
Realized capital gains and losses		(45)	0	2
Equity securities
Realized capital gains and losses by asset type
Realized capital gains and losses		225	276	(124)
Limited partnership interests
Realized capital gains and losses by asset type
Realized capital gains and losses		38	43	(22)
Derivatives
Realized capital gains and losses by asset type
Realized capital gains and losses		5	11	10
Other
Realized capital gains and losses by asset type
Realized capital gains and losses		$ (11)	$ (14)	$ (1)